13. Share Capital	12 Months Ended
Jun. 30, 2024
Notes
13. Share Capital

13. Share Capital

Authorized share capital

The Company is authorized to issue an unlimited number of common shares without par value. Common shares issued and outstanding as at June 30, 2024, 2023 and 2022 are as follows:

	Number of common shares	Amount
	#	$
Balance, June 30, 2021	13,010,176	5,750,252
Shares issued on initial public offering	3,680,000	34,988,520
Share issue costs	-	(4,233,129)
Shares issued on conversion of debentures	751,163	857,399
Shares issued on vested RSUs	240,000	1,950,645
Shares issued from the exercise of warrants	243,419	419,946
Balance, June 30, 2022	17,924,758	39,733,633
Shares issued on debt settlement	240,000	800,366
Shares issued from the exercise of warrants	21,052	36,774
Balance, June 30, 2023	18,185,810	40,570,773
Shares issued on private placement financing	2,133,979	7,707,292
Flow-through premium	-	(3,637,149)
Share issue costs	-	(355,016)
Shares issued per agreements	3,886,276	3,934,189
Shares issued per option agreements	1,500,000	1,728,380
Shares issued on vested RSUs	60,000	179,505
Balance, June 30, 2024	25,766,065	50,127,974

13. Share Capital (continued)

Share capital transactions for the year ended June 30, 2022

a)On November 23, 2021, the Company completed the IPO through the issuance of 3,680,000 common shares, including 480,000 common shares issued under the underwriters’ over-allotment option, at a price of $9.51 (USD $7.50) per share for gross proceeds of $34,988,520 (USD $27,600,000). In connection with the IPO, the Company granted the underwriters 184,000 Finders’ Warrants with each Finders’ Warrant exercisable into one common share of the Company at the price of USD $9.375 until November 19, 2026. In addition, the Company paid total issuance costs of $2,995,448 comprised of (i) a cash commission of $2,624,139 to the underwriters, (ii) underwriters’ fees of $304,248, and (iii) other closing expenses of $67,061.

b)On November 23, 2021, the Company also issued 751,163 common shares for the conversion of all outstanding Debentures at a conversion price of $1.25 per common share. The total amount of $863,294 was transferred from derivative liabilities to share capital.

c)On January 9, 2022, the Company issued 240,000 common shares as a result of the vesting of RSUs. These common shares were valued at an amount of $1,950,645. See Note 14 for more details.

d)During the year ended June 30, 2022, 243,419 common shares were issued as a result of the exercise of Warrants for cash proceeds of $365,114.

Share capital transactions for the year ended June 30, 2023

e)On January 25, 2023, the Company issued 240,000 common shares with a fair value of $800,366 to settle a debt (the “Shares-for-Debt Settlement”) of USD $480,000 owed by a director to a third-party, in relation to services provided by the third-party related to the requisitioning of a shareholders’ meeting, which the Company had agreed to complete the settlement on behalf of the director. As a result of the Shares-for-Debt Settlement, the Company recorded a loss on settlement of $157,501 on the consolidated statements of loss and comprehensive loss.

f)During the year ended June 30, 2023, 21,052 common shares were also issued as a result of the exercise of Warrants for cash proceeds of $31,578.

Share capital transactions for the year ended June 30, 2024

g)On September 21, 2023, the Company closed its best-efforts flow-through financing through the issuance of 2,133,979 common shares at a price of $3.6117 (USD $2.67) per common share, for gross proceeds of $7,707,292 (USD $5,697,710) (the “Offering”). In connection with the Offering, the Company issued 86,000 Agents’ Warrants at USD $2.67 per share with an expiry of five years and paid fees and expenses to various agents in the amount of $215,377.

h)On September 21, 2023, the Company also issued 21,276 common shares to a third-party pursuant to a letter agreement between the parties. These common shares were valued at $40,457, based on the Company’s closing share price on the date of issuance, and the amount was recorded as consulting fees on the consolidated statements of loss and comprehensive loss.

i)On October 20, 2023, the Company issued 40,000 common shares to a third-party pursuant to a marketing agreement. These common shares were valued at $51,986, based on the Company’s closing share price on the date of issuance, and the amount was recorded as consulting fees on the consolidated statements of loss and comprehensive loss.

13. Share Capital (continued)

j)On February 8, 2024, the Company issued 500,000 common shares in connection with the Muskrat Dam Project option agreement. These common shares were valued at $733,615 based on the Company’s 30-day-volume-weighted-adjusted share price on the date of issuance.

k)On February 14, 2024, the Company issued 60,000 common shares upon the vesting of restricted share units valued at $179,505.

l)On February 20, 2024, the Company issued 325,000 common shares to 10152300 Manitoba LTD. pursuant to a debt settlement agreement for legal expenses between the parties. These common shares were valued at $426,155 based on the Company’s closing share price on the date of issuance.

m)On June 21, 2024, the Company issued 1,000,000 common shares pursuant to an agreement for the acquisition of the Black Lake Uranium Project. These common shares were valued at $994,765 based on the Company’s closing share price on the date of issuance.

n)On June 28, 2024, the Company issued 3,500,000 common shares in consideration for the amendment and termination of the Muskrat Dam Option Agreement. These common shares were valued at $3,415,591 based on the Company’s closing share price on the date of issuance.